Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Trade and other current payables [abstract]
Schedule of Accounts Payable and Accrued Liabilities

	2019	2018
	$	$
Trade payables	3,665	5,282
Accrued liabilities	2,477	2,275
Payroll taxes	15	18

	6,157	7,575